                     COHEN & STEERS EQUITY INCOME FUND, INC.

                          Supplement to the Prospectus

As of March 12, 2001, any reference to the transfer agent, custodian or sub-administrator of the Fund will be as follows:

Transfer Agent:

Boston Financial Data Services
P.O. Box 8123
Boston, MA 02266-8123
Attn: Cohen & Steers Funds

Custodian:

State Street Bank and Trust Company
ABA# 011000028
DDA# 99055287
Bene: Cohen & Steers Funds
F/C: (Account name)
Fund & Account Number:

The information below replaces the information in the Fund's Prospectus in the first paragraph of the section "HOW TO PURCHASE AND SELL FUND SHARES -- EXCHANGE PRIVILEGE":

You may exchange some or all of your Fund shares for shares of the other mutual funds managed by Cohen & Steers, or for shares of SSgA Money Market Fund, subject to any applicable initial sales charges. If you acquire shares of other Cohen & Steers funds by purchase (rather than by exchange of Fund shares), you may exchange those shares for Fund shares, subject to any applicable contingent deferred sales charges.

A revised Subscription Agreement has been attached to this Supplement to the Prospectus, for use with initial investments.


March 12, 2001

                     COHEN & STEERS EQUITY INCOME FUND, INC.

              Supplement to the Statement of Additional Information

As of March 8, 2001, any reference to the sub-administrator, custodian or transfer agent and dividend disbursing agent of the Fund will be as follows:

Sub-Administrator and Custodian:

State Street Bank and Trust Company
P.O. Box 8123
Boston, MA 02266-8123
Attn: Cohen & Steers Funds


Transfer Agent and Dividend Disbursing Agent:

Boston Financial Data Services
P.O. Box 8123
Boston, MA 02266-8123
Attn: Cohen & Steers Funds


March 12, 2001

                                 COHEN & STEERS
                             -----------------------
                               EQUITY INCOME FUND



                             SUBSCRIPTION AGREEMENT


Mailing Instructions:

1. Complete Subscription Agreement

2. Make check payable to "Cohen & Steers Equity Income Fund"

3. Mail Subscription Agreement and check to:                         Cohen & Steers Equity Income Fund, Inc.
                                                                     c/o Boston Financial Data Services
                                                                     P.O. Box 8123
                                                                     Boston, MA 02266-8123

For assistance please call:  (800) 437-9912

COHEN & STEERS EQUITY INCOME FUND, INC.

1   Account Type (Please print; indicate only one registration type)
[ ] Individual or Joint Account
                                                                                  -       -
--------------------------------------------------------------------        ----------------------
Name                                                                        Social Security Number

--------------------------------------------------------------------
Name of Joint Registrant, if any
(For joint registrations, the account registrants will be joint tenants with the right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.)

[ ] Trust   [ ] Corporation   [ ] Partnership   [ ] Other Entity
                                                                                  -
--------------------------------------------------------------------        -------------------------
Name of Entity                                                              Tax Identification Number

--------------------------------------------------------------------        ---------------------------------------
Name of Trust Agreement (if applicable)                                     Date of Trust Agreement (if applicable)

[ ] Uniform Gift to Minors, or    [ ] Uniform Transfer to Minors (where allowed by Law)


--------------------------------------------------------------------        Under the                   (state of residence
Name of Adult Custodian (only one permitted)                                         ------------------
                                                                            of minor) Uniform Gifts/Transfer to Minor's Act

                                                                                  -       -
--------------------------------------------------------------------        -----------------------------------------
Name of Minor (only one permitted)                                          Minor's Social Security Number



2 Mailing Address

                                                                             (     )
--------------------------------------------------------------------         -----------------------------------------
Street or P.O. Box                                                           Home Telephone Number

                                                                             (     )
--------------------------------------------------------------------         -----------------------------------------
City and State                               Zip Code                        Business Telephone Number

3 Investment Information

  Class of Shares (please check one): [ ] A   [ ] B   [ ] C
  (Class A purchased if no box checked)

$                   Amount to invest ($1,000 minimum investment). Do not send
 ------------------
cash. Investment will be paid for by (please check one):

[ ] Check or draft made payable to "Cohen  & Steers Equity Income Fund, Inc."
[ ] Wire through the Federal Reserve System.*
                                              -------------------------------
                                                Wire Reference Control Number

* Call (800) 437-9912 to notify the Fund of investment by wire and to obtain a Wire Reference Control Number. See the Purchase of Shares section of the
  Prospectus for wire instructions.

4 Automatic Investment Plan

The Automatic Investment Plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund's Transfer Agent can arrange for an amount of money selected by you ($100 mimumun) to be deducted from your checking account and used to purchase shares of the Fund.

Please debit $                         from my checking account beginning on              *.
               -----------------------                                       -------------
                                                                                 (Month)
Please debit my account on (check one): [ ] 1st of Month   [ ] 15th of Month

* To initiate the Automatic Investment Plan, Section 9 of this Subscription
  Agreement must be completed.

5 Reduced Sales Charge (Class A Only)
  Rights of Aggregation or Accumulation
  [ ] I apply for Rights of Aggregation reduced sales charges based on the following accounts:
  [ ] I apply for Rights of Accumulation reduced sales charges based on the following accounts:

Account Name                                                    Social Security Number
------------                                                    ----------------------
1.                                                                        -        -
-------------------------------------------------------         -------------------------------

2.                                                                        -        -
-------------------------------------------------------         -------------------------------

3.                                                                        -        -
-------------------------------------------------------         -------------------------------

Letter of Intent
  [ ] I am already investing under an existing Letter of Intent.

  [ ] I agree to the Letter of Intent provisions in the Fund's current prospectus. During a 12 month period, I plan to invest a dollar amount of at least: [ ] $100,000 [ ] $250,000 [ ] $500,000 [ ] $1,000,000

Net Asset Value Purchase

  [ ] I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the Prospectus.

6 Exchange Privileges

Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

  [ ] I decline the exchange privilege.

7 Redemption Privileges

Shareholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section in the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

  [ ] I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus.

  [ ] I wish to have redemption proceeds paid by wire (please complete
      Section 9).

8 Distribution Options

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

Dividends        [ ] Pay in cash.   [ ]  Reinvest.
Capital Gains    [ ] Pay in cash.   [ ]  Reinvest.

[ ] I wish to have my distributions paid by wire (please complete Section 9).

9 Bank of Record (for Wire Instructions and/or the Automatic Investment Plan)

  Please attach a voided check from your bank account.

------------------------------------         ----------------------------
Bank Name                                    Bank ABA Number

------------------------------------         ----------------------------
Street or P.O. Box                           Bank Account Number

------------------------------------         ----------------------------
City and State               Zip Code        Account Name

10 Signature and Taxpayer Certification

   By signing this form, the Investor represents and warrants that: (a) the Investor has the full right, power and authority to invest in the Fund; and
   (b) the Investor has received a current prospectus of the Fund and agrees to be bound by its terms. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or designated officer of the organization may certify the authority of the persons signing on the space provided below). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

--------------------------------------------------------------------------------
   Please check one:
   [ ] U.S. Citizen/Taxpayer
   Under the penalities of perjury, the undersigned certifies that: (1) the taxpayer identification number provided is correct, and (2) I/we are not subject to backup withholding because: (a) I/we are exempt from backup withholding, or (b) I/we have not been notified by the Internal Revenue Service ("IRS") that I/we are subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding NOTE: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest of dividends on your tax return, you must cross out Item 2 above.

   [ ] Non U.S. Citizen/Taxpayer (Form W-8 attached)
   Indicate country of residence for tax purposes
                                                 -------------------------------

   Under penalty of perjury, I/we certifiy that I/we are not U.S. citizens and I/we are exempt foreign persons as defined by the IRS. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
--------------------------------------------------------------------------------

   I certify that (1) the information provided on this Subscription Agreement is true, correct and complete, (2) I have read the prospectus for the Fund and agree to the terms thereof, and (3) I am of legal age or an emancipated minor.

   x                                              x
   ---------------------------------   ------    ------------------------------------   -----
   Signature (Owner, Trustee, Etc.)     Date     Signature (Joint Owner, Co-Trustee)    Date


For Authorized Dealer Use Only

   We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Subscription Agreement and agree to notify the Transfer Agent of any purchases made under a Letter of Intent, Rights of Accumulation or Rights of Aggregation. If the Subscription Agreement includes a Telephone Redemption Privilege, we guarantee the signature(s) above.

   --------------------------------------               ---------------------------
   Dealer's Name                                        Dealer Number

   --------------------------------------               ---------------------------
   Main Office Address                                  Branch Number

   --------------------------------------               ---------------------------
   Representative's Name                                Rep. Number

                                                        (      )
   --------------------------------------               ---------------------------
   Branch Address                                       Telephone Number

   --------------------------------------               ---------------------------
   Authorized Signature of Dealer                       Date